TRADE AND OTHER PAYABLES (Tables)	7 Months Ended
Dec. 31, 2020
Disclosure Of Detailed Information About Trade And Others Payable [Abstract]
Disclosure of detailed information about trade and other payables [Table Text Block]
	As at
	December 31,	May 31,
	2020	2020
Trade payables and accrued liabilities	$1,400,319	$1,004,123
Payables on acquisitions	250,000	250,000
Lease liability	—	2,976
Taxes payable	121,985	160,879
Total trade and other payables	$1,772,304	$1,417,978